Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments Under Operating Leases	Annual minimum future rental commitments under these leases, at exchange rates in effect on December 31, 2017, are approximately as follows:
2018	$752
2019	688
2020	527
2021	381
2022	60

$2,408